Financial instruments - fair values and risk management - Summary of Entirety Of Financial Instruments Fair Values And Risk Management (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Loans receivable	€ 25,524	€ 25,516
Financial assets, at fair value	517,832	509,731
Trade and other receivables	75,700	119,841
Regulatory deposits	11,809	8,594
Restricted cash	148,240	60,296
Cash and cash equivalents	254,778	293,798	€ 138,540	€ 74,365
Investments in non-listed equity instruments	1,781	1,686
Total	517,832	509,731
Derivative financial instruments	15,129	0
Financial liabilities, at fair value	212,911	220,110
Trade and other payables	129,074	134,930
Lease liabilities	17,259	16,249	€ 9,072
Deferred consideration	0	13,200
Interest-bearing loans and borrowings	1,203	3,772
Customer liabilities (at fair value through profit/loss)	50,246	51,959
Total	212,911	220,110
Net	304,921	289,621
Net	304,921	289,621
Derivative financial instruments
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	15,129	0
Trade and other payables
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	129,074	134,930
Lease liabilities
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	17,259	16,249
Deferred consideration
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	0	13,200
Interest-bearing loans and borrowings
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	1,203	3,772
Customer liabilities (at fair value through profit/loss)
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	50,246	51,959
Loans receivable
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	25,524	25,516
Trade and other receivables
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	75,700	119,841
Regulatory deposits
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	11,809	8,594
Restricted cash
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	148,240	60,296
Cash and cash equivalents
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	254,778	293,798
Investments in non-listed equity instruments
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	€ 1,781	€ 1,686